Financial statement balances and amounts of VIEs (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial statement balances and amounts of VIEs
Current Assets	1,319,777,876	857,414,210
Non-current Assets	400,773,821	697,115,374
Total assets	1,720,551,697	1,554,529,584
Current Liabilities	637,643,480	638,446,280
Non-current Liabilities	10,828,587	99,676,109
Total liabilities	648,472,067	738,122,389
Total revenues	2,182,477,147	1,908,947,839	1,859,418,055
Net income	291,401,686	213,169,508	322,329,211